NOTES PAYABLE (Details) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Finance liabilities incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum	$ 617,592	$ 1,644,044	$ 4,153,935
Non-revolving, senior secured term notes dated between October 1, 2018 and September 16, 2020, issued to accredited investors, which mature on January 31, 2022, and bear interest at a rate of 15.5% and 18.0% per annum		168,998,605	172,747,559
Total notes Payables	177,752,061	152,809,937	150,749,037
Convertible Notes Payable [Member]
Finance liabilities incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum	83,400,000	83,576,661	71,538,352
Non-revolving, senior secured term notes dated between October 1, 2018 and September 16, 2020, issued to accredited investors, which mature on January 31, 2022, and bear interest at a rate of 15.5% and 18.0% per annum	100,712,185	77,675,000	77,675,000
Convertible debentures dated September 16, 2020, issued to accredited investors and qualified institutional buyers, which mature on September 16, 2022, and bear interest at a rate of 7.5% per annum	4,000,000	0
Promissory notes dated between January 15, 2019 through March 29, 2019, issued for deferred payments on acquisitions, which mature on varying dates from August 3, 2019 to June 30, 2020 and bear interest at rates ranging from 8.0% to 9.0% per annum	15,992,000	16,173,250	26,750,000
Secured promissory note dated November 27, 2019, issued to refinance property acquisition loans, which matures on May 31, 2020 and bears interest at a rate of 9.5% per annum		0	6,050,000
Promissory notes dated November 7, 2018, issued to Lessor for tenant improvements as part of sales and leaseback transactions, which mature on November 7, 2028, bear interest at a rate of 10.0% per annum and require minimum monthly payments of $15,660 and $18,471	2,221,112	2,339,564	2,484,357
Other.	15,417	15,418	21,120
Total notes Payables	206,340,714	179,779,893	184,518,829
Less. Unamortization Debt Issuance Cost an Loan Origination Fess	(11,827,601)	(10,781,288)	(11,771,270)
Net Amount	194,513,113	168,998,605	172,747,559
Less Current Portion of Notes Payable	(16,761,052)	(16,188,668)	(21,998,522)
Notes Payables, net of Current Portion	$ 177,752,061	$ 152,809,937	$ 150,749,037